Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Conventional oil tankers [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Number of vessels acquired				13
Management activities [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Amount reclassified from general and administrative to vessel operating expenses	$ 1.4	$ 2.1	$ 2.9	$ 4.2